Shareholder Report, Average Annual Return (Details) ITGE_MassMutual Small Cap Opportunities Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	32 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	5.95%	9.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	22.44%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	10.76%	16.04%